Advisors Capital Funds

ADVISORS CAPITAL US DIVIDEND FUND (ACUSX)

ADVISORS CAPITAL SMALL/MID CAP FUND (ACSMX)

ADVISORS CAPITAL TACTICAL FIXED INCOME FUND (ACTIX)

STATEMENT OF ADDITIONAL INFORMATION

Supplement dated February 11, 2022

to the Statement of Additional Information dated January 28, 2022

George Cossolias has passed away. Any references to his role as a Trustee and Audit Committee member should be disregarded.

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The Statement of Additional Information and Prospectus each dated January 28, 2022, each provide information that you should know before investing in the Funds and should be retained for future reference. The Prospectus and Statement of Additional Information have been filed with the Securities and Exchange Commission and are incorporated herein by reference. All of these documents are available upon request and without charge by writing the Transfer Agent at 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147 or by calling 1-888-247-3841.

Please retain this Supplement for future reference.